Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments and related risk management [Abstract]
Pre-tax exposure to foreign currency exchange risk
Carrying value
Currency (Cdn) Gain (loss)
Cash and cash equivalents USD $ 418,968 $ 20,948
Accounts receivable USD 275,123 13,756
Accounts payable and accrued liabilities USD (325,504) (16,275)
Long-term debt USD (285,707) (14,285)
Net foreign currency derivatives USD (140,334) (163,978)

Interest rate risk on variable rate financial instruments	Gain (loss) Interest rate contracts $ (759) Floating rate term loan (2,629)
Counterparty credit risk, as represented by the carrying amount of the financial assets	2024 2023 Cash and cash equivalents $ 600,462 $ 566,809 Accounts receivable [note 7] 318,126 415,561 Derivative assets [note 11] 103 28,467
Exposure to credit risk for trade receivables	Carrying value Investment grade credit rating $ 291,492 Non-investment grade credit rating 18,078 Total gross carrying amount $ 309,570 Loss allowance - Net $ 309,570
Aged trade receivables	Corporate Other customers customers Total Current (not past due) $ 304,684 $ 4,036 308,720 1-30 days past due - 227 227 More than 30 days past due 558 65 623 Total $ 305,242 $ 4,328 309,570
Liquidity risk, company's available debt facilities	Outstanding and Total amount committed Amount available Unsecured revolving credit facility [note 14] $ 1,000,000 $ - $ 1,000,000 Letter of credit facilities [note 14] 1,890,028 1,527,815 362,213
Maturity analysis of financial liabilities
Due in
Carrying Contractual

less than
Due in 1-3 Due in 3-5 Due after 5

amount

cash flows

1 year

years

years

years
Accounts payable and accrued liabilities $ 619,035 $ 619,035 $ 619,035 $ - $ - $ -
Long-term debt 1,281,290 1,287,680 287,680 400,000 - 600,000
Foreign currency contracts 140,437 140,437 82,570 57,521 346 -
Interest rate contracts 3,172 3,172 1,320 1,852 - -
Lease obligation 9,839 11,550 2,131 3,545 2,316 3,558
Total contractual repayments $ 2,053,773 $ 2,061,874 $ 992,736 $ 462,918 $ 2,662 $ 603,558
Due in

less than
Due in 1-3 Due in 3-5 Due after 5
Total

1 year

years

years

years
Total interest payments on long-term debt $ 304,933 $ 58,953 $ 83,180 $ 59,580 $ 103,220

Carrying amounts and accounting classifications
At December 31, 2024
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 600,462 $ 600,462
Accounts receivable [note 7] - 346,800 346,800
Derivative assets [note 11]
Foreign currency contracts 103 - 103
$ 103 $ 947,262 $ 947,365
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 619,035 $ 619,035
Current portion of long-term debt [note 14] - 285,707 285,707
Lease obligation [note 15] - 9,839 9,839
Derivative liabilities [note 15]
Foreign currency contracts 140,437 - 140,437
Interest rate contracts 3,172 - 3,172
Long-term debt [note 14] - 995,583 995,583
143,609 1,910,164 2,053,773
Net $ (143,506) $ (962,902) $ (1,106,408)
At December 31, 2023
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 566,809 $ 566,809
Accounts receivable [note 7] - 422,333 422,333
Derivative assets [note 11]
Foreign currency contracts 28,467 - 28,467
$ 28,467 $ 989,142 $ 1,017,609
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 577,550 $ 577,550
Current portion of long-term debt [note 14] - 499,821 499,821
Lease obligation [note 15] - 10,816 10,816
Derivative liabilities [note 15]
Foreign currency contracts 16,525 - 16,525
Interest rate contracts 5,819 - 5,819
Long-term debt [note 14] - 1,284,353 1,284,353
22,344 2,372,540 2,394,884
Net $ 6,123 $ (1,383,398) $ (1,377,275)

Carrying amounts and level 2 fair value measurement
As at December 31, 2024
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 103 $ 103
Current portion of long-term debt [note 14] (285,707) (285,707)
Derivative liabilities [note 15]
Foreign currency contracts (140,437) (140,437)
Interest rate contracts (3,172) (3,172)
Long-term debt [note 14] (995,583) (1,058,055)
Net

$ (1,424,796) $ (1,487,268)
As at December 31, 2023
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 28,467 $ 28,467
Current portion of long-term debt [note 14] (499,821) (500,000)
Derivative liabilities [note 15]
Foreign currency contracts (16,525) (16,525)
Interest rate contracts (5,819) (5,819)
Long-term debt [note 14] (1,284,353) (1,303,681)
Net $ (1,778,051) $ (1,797,558)

Fair value of derivative instruments and classification
2024 2023
Non-hedge derivatives:
Foreign currency contracts $ (140,334) $ 11,942
Interest rate contracts (3,172) (5,819)
Net $ (143,506) $ 6,123
Classification:
Current portion of long-term receivables, investments and other [note 11] $ 68 $ 9,137
Long-term receivables, investments and other [note 11] 35 19,330
Current portion of other liabilities [note 15] (83,890) (14,338)
Other liabilities [note 15] (59,719) (8,006)
Net $ (143,506) $ 6,123

Summary of components of non-hedge derivative gains losses
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:
2024 2023
Non-hedge derivatives:
Foreign currency contracts $ (182,988) $ 38,975
Interest rate contracts (115) (1,184)
Net $ (183,103) $ 37,791